Document and Entity Information	Sep. 08, 2021
Cover [Abstract]
Entity Registrant Name	ICU MEDICAL INC/DE
Amendment Flag	false
Entity Central Index Key	0000883984
Document Type	8-K
Document Period End Date	Sep. 08, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34634
Entity Tax Identification Number	33-0022692
Entity Address, Address Line One	951 Calle Amanecer
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	(949)
Local Phone Number	366-2183
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.10 per share
Trading Symbol	ICUI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false